Note 1 - Corporate Information (Details Textual) - BRL (R$) R$ in Millions			12 Months Ended
		Dec. 19, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2021	Dec. 09, 2020	Jul. 02, 2020	May 13, 2020
Statement Line Items [Line Items]
COVID-19 impact expense	[1]		R$ 134.3	R$ 263.2	R$ (0.0)
Stock repurchase program, shares authorized (in shares)						5,700,000
Number of shares outstanding at end of period (in shares)						4,357,308,131
Maximum term of equity swap agreement (Month)		18 months
Maximum exposure of common shares under a equity swap agreement (in shares)							80,000,000		65,000,000
Maximum exposure of common shares under a equity swap agreement, amount							R$ 1,200.0		R$ 1,000.0
Tenedora [Member] | ELJ [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock								15.00%
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock								12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
Statement Line Items [Line Items]
Put options, exercisable number of shares, percent of outstanding stock								2.89%

[1]	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of the Company’s people (increased frequency of cleaning at the Company’s facilities,providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19pandemic.